Going Concern Uncertainty (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 190,529			$ 190,529		$ 457,798	$ 46,540
Working capital	2,665,586			2,665,586		1,118,857
Net income loss	$ 3,232,616		$ 1,233,176	8,152,487	$ 3,598,208	5,716,511	5,900,760
Proceeds from sale of common stock		$ 2,716,000		$ 4,826,001		$ 300,000	$ 3,296,700